Subsequent Events (Details Narrative)															1 Months Ended										3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 14, 2022 USD ($)	Dec. 09, 2021 CAD ($) $ / shares	Dec. 09, 2021 USD ($)	Sep. 09, 2021 USD ($)	Mar. 05, 2021 CAD ($) $ / shares	Mar. 05, 2021 USD ($)	Feb. 05, 2021 USD ($)	Feb. 10, 2020 CAD ($) shares	Feb. 10, 2020 USD ($) shares	Nov. 02, 2018 CAD ($) $ / shares shares	Sep. 02, 2018 CAD ($) $ / shares shares	May 26, 2017	Feb. 29, 2016	Feb. 02, 2016	Aug. 02, 2022 USD ($)	Jan. 01, 2022 shares	Nov. 30, 2021 shares	Oct. 31, 2021 CAD ($) $ / shares shares	Jan. 19, 2021	Dec. 02, 2020 USD ($)	Nov. 23, 2020 CAD ($)	Oct. 31, 2020 $ / shares shares	Feb. 28, 2020	Oct. 31, 2019 USD ($) shares	Jan. 31, 2022 $ / shares shares	Jun. 08, 2022 $ / shares shares	Aug. 31, 2018	Jun. 08, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Dec. 09, 2021 USD ($) shares	Oct. 31, 2021 USD ($) shares	Aug. 16, 2021 USD ($)	Mar. 05, 2021 USD ($) shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 $ / shares	Oct. 31, 2019 USD ($) shares	Nov. 01, 2018 $ / shares shares	Oct. 31, 2018 USD ($)	Sep. 01, 2018 CAD ($)	Dec. 11, 2017 shares	Oct. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)
IfrsStatementLineItems [Line Items]
Description of consolidation basis common share												common shares on the basis of one (1) new share for every ten (10) old shares	common shares on the basis of one (1) new share for every ten (10) old shares.	common shares on the basis of one (1) new share for every ten (10) old shares.													one (1) new share for every ten (10) old shares
Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Fair value of equipment																																						$ 2,078,881			$ 1,035,122
Grown Rogue Unlimited LLC [Member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Fair value of equipment																																									$ 750
Grown Rogue Unlimited LLC [Member] | Subscription Agreement [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares																																								253
Grown Rogue Unlimited LLC [Member] | Forecast [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares								15,000,000	15,000,000									534,294										217,500	311,835	13,166,400	534,294			3,209,386		1,035,500
Aggregate fair value																												$ 13,765	$ 46,031		$ 95,294			$ 240,340		$ 255,360
Aggregate of shares | shares																		3,085,000										485,000	195,000		3,085,000			3,575,000		1,015,000
Exercise Price per share | $ / shares																						$ 0.15			$ 0.15	$ 0.15									$ 0.44
Issued options, exercisable | shares																500,000	150,000	1,040,000				505,000			500,000	300,000
Options received | shares																		500,000													500,000			2,250,000
Weighted average exercise price | $ / shares																		$ 0.20
Repayments of debt															$ 500,000
Option Agreement, description																							The Company acquired a controlling 60% interest in Golden Harvests for aggregate consideration of $1,007,719 comprised of 1,025,000 common shares of the Company with a fair value of $158,182 and cash payments and cash payable of $849,537. Of the total consideration, $485,000 in cash and 825,000 common shares with an aggregate fair value of $122,376 have been paid, and cash of $360,000 and 200,000 common shares with an aggregate fair value of $35,806 remain payable at the date of these financial statements.
Warrants									$ 1,500,000
Gross proceeds		$ 1,645,800	$ 1,300,000					$ 1,500,000
Subsequent events, description																		the Company sold an aggregate total of an approximately 10.6% interest in Grown Rogue Distribution, LLC (“GR Distribution”) for $475,000. The interest was comprised of 11.875 newly issued equity units (“GR Distribution Units”) and each GR Distribution Unit was sold for $40,000. After the issuances, 111.875 GR Distribution Units were issued and outstanding. Of the 11.875 GR Distribution units newly issued, 6.25 were issued to a director of the Company, for proceeds of $250,000. On April 30, 2021, the Company purchased 11.875 GR Distribution Units in exchange for 3,711,938 common shares with an aggregate fair value of $664,816. After the Company’s purchase of 11.875 GR Distribution Units, Grown Rogue Distribution, LLC was a 100% owned subsidiary.	Company completed the first tranche of a private placement of 2,031,784 shares for proceeds of $200,000. On February 5, 2021 the Company completed the second tranche of the private placement comprised of 8,200,000 units (the “Units”) at CAD$0.16 per Unit for proceeds of CAD$1,312,000 ($1,025,000). Each Unit was comprised of one common share and one warrant to purchase one common share. Each warrant has an exercise price of CAD$0.20 and a term of two years. The second tranche included subscriptions by the following related parties: the CEO subscribed to 1,600,000 Units; the CFO of GR Unlimited subscribed to 2,000,000 Units; a key Company operations manager subscribed to 1,000,000 Units; and PBIC subscribed to 2,000,000 Units.
Unsecured promissory note				$ 800,000
Total consideration	$ 2,000,000						$ 3,000,000
Principal amount	1,250,000
Paid for acquisition	$ 750,000
Debt price per share | $ / shares		$ 0.125
Monthly lease payments																																$ 4,292
Investment																														$ 300,000
Common shares received | shares																														3,038,400
Grown Rogue Unlimited LLC [Member] | Forecast [Member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Fair value of equipment																															$ 515,000
Grown Rogue Unlimited LLC [Member] | Forecast [Member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Fair value of equipment																															$ 110,000
Grown Rogue Unlimited LLC [Member] | Forecast [Member] | Derivative Liabilities
IfrsStatementLineItems [Line Items]
Issuance of shares | shares																		10,488,884													10,488,884
Aggregate fair value																		$ 916,290
Aggregate of principal amount																		$ 1,311,111													$ 1,042,951
Debt price per share | $ / shares																		$ 0.125
Cash payments																		$ 1,312,722
Grown Rogue Unlimited LLC [Member] | Forecast [Member] | Special Warrant [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds					$ 4,737,800	$ 3,700,000
Aggregate of warrants shares | shares																																	21,056,890
Warrant price per share | $ / shares					$ 0.225
Special warrants, description					(i) the date that was three (3) days following the date on which the Company obtained receipt from the Securities Commissions for the Qualifying Prospectus underlying the Special Warrants and (ii) July 6, 2021. The Company obtained receipt for the Qualifying Prospectus on April 26, 2021. Accordingly, on April 30, 2021, the Company issued 23,162,579 Units, comprised of 23,162,579 common shares and 23,162,579 warrants to purchase one common share. The warrants entitle the holder to purchase one common share at an exercise price of CAD$0.30 for a period of two years.	(i) the date that was three (3) days following the date on which the Company obtained receipt from the Securities Commissions for the Qualifying Prospectus underlying the Special Warrants and (ii) July 6, 2021. The Company obtained receipt for the Qualifying Prospectus on April 26, 2021. Accordingly, on April 30, 2021, the Company issued 23,162,579 Units, comprised of 23,162,579 common shares and 23,162,579 warrants to purchase one common share. The warrants entitle the holder to purchase one common share at an exercise price of CAD$0.30 for a period of two years.
Proceeds amount						$ 3,738,564
Expenses						$ 444,396
Fair value of Warrants																																	$ 210,278
Grown Rogue Unlimited LLC [Member] | Forecast [Member] | G R Distribution [Member]
IfrsStatementLineItems [Line Items]
Unsecured promissory note																				$ 150,000	$ 375,000
Grown Rogue Unlimited LLC [Member] | Forecast [Member] | Subscription Agreement [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares								2,362,204	2,362,204
Grown Rogue Unlimited LLC [Member] | Forecast [Member] | Warrants issued
IfrsStatementLineItems [Line Items]
Repayments of debt																								$ 265,277
Converted face value																																				$ 1,100,000
Conversion shares | shares																								5,465,877
Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Description of consolidation basis common share										(the “Consolidation”) of its common shares on the basis of 1.4 pre-consolidated common shares for 1 post-consolidated common share
Issuance of shares | shares																																					60,746,202
Deemed price (in dollars per share) | $ / shares																																					$ 0.44
Number of warrants issued to unitholders and warrant holders | shares										5,446,202
Warrant exercise price (in dollars per share) | $ / shares										$ 0.55
Gross proceeds of private placement										$ 1,646,050
Subscription receipt (in dollars per share) | $ / shares										$ 0.44
Subsequent Events [Member] | Debt Settlement Agreements [Member] | Creditors [Member]
IfrsStatementLineItems [Line Items]
Warrant exercise price (in dollars per share) | $ / shares											$ 0.55
Aggregate indebtedness amount																																							$ 369,508
Number of unit converted debt											$ 839,790
Debt conversion units (in dollars per share) | $ / shares											$ 0.44
Number of debt conversion shares exchanged | shares											839,790
Number of warrants exchanged | shares											839,790